Net Revenues - Disaggregated Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 6,585,079	$ 4,850,505	$ 5,812,788
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	356,862	4,227,448	5,736,926
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,228,217	623,057	75,862
Wafer fabrication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,204,068	4,440,291	5,442,550
Engineering and other pre-fabrication services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 381,011	$ 410,214	$ 370,238